Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Cost

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Right-of-use assets	$3,228	$5,983

Operating lease liabilities – current	$1,027	$1,392
Operating lease liabilities – non-current	2,172	4,786
Total operating lease liabilities	$3,199	$6,178

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.76
Weighted average discount rate	3.75%

Schedule of Future Minimum Payments Under the Operating Leases

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2025:

Amounts
2026	$1,599
2027	1,485
2028	1,411
2029	1,349
2030	876
Total lease payments	6,720
Less: imputed interest	(542)
Total operating lease liabilities, net of interest	$6,178